2. Loans: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Past Due Financing Receivables

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 14,483,119	$ 7,905,817	$ 17,475,439	$ 39,864,375
Real Estate Loans	676,407	321,125	1,170,572	2,168,104
Sales Finance Contracts	749,910	447,157	843,077	2,040,144
Total	$ 15,909,436	$ 8,674,099	$ 19,489,088	$ 44,072,623

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 16,447,739	$ 9,233,306	$ 17,290,149	$ 42,971,194
Real Estate Loans	902,437	304,578	1,225,805	2,432,820
Sales Finance Contracts	714,202	443,464	814,561	1,972,227
Total	$ 18,064,378	$ 9,981,348	$ 19,330,515	$ 47,376,241